ORGANIZATION - FINANCIAL INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization
Pledge or collateralization of assets	¥ 0
Current assets:
Cash and cash equivalents	38,432,000		¥ 20,284,000			$ 6,031
Accounts receivable (net of allowance for doubtful accounts of RMB75,225 and RMB80,556 (US$12,641) as of December 31, 2020 and 2021, respectively)	39,649,000		66,159,000			6,222
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	83,456,000		80,230,000	¥ 82,495,000		13,096	$ 12,590
Prepaid expenses and other current assets, net	56,226,000		125,344,000			8,823
Amounts due from subsidiaries held for sale			447,000
Total current assets	483,958,000		565,811,000			75,944
Non-current assets:
Property and equipment, net	321,280,000		362,340,000			50,416
Long term investments	30,148,000		30,148,000			4,731
Operating lease right-of-use asset	3,400,000		5,869,000			534
Long term deposits and other non-current assets	17,939,000		27,696,000			2,815
Total non-current assets	552,538,000		746,602,000			86,706
TOTAL ASSETS	1,036,496,000		1,312,413,000			162,650
Current liabilities:
Accounts payable	318,510,000		331,658,000			49,981
Accrued employee benefits	27,793,000		30,883,000			4,361
Accrued expenses and other payables	130,281,000		94,995,000			20,444
Other payables	902,023,000		1,006,830,000			141,547
Income tax payable	89,701,000		97,054,000			14,076
Current portion of finance lease obligations			25,241,000
Current portion of operating lease liability	2,565,000		2,427,000			403
Total current liabilities	1,680,645,000		1,916,316,000			263,730
Non-current liabilities:
Non-current portion of operating lease liabilities	905,000		3,470,000			142
Deferred government grant	14,350,000		14,350,000			2,252
Other noncurrent liabilities	31,139,000		52,775,000			4,886
Total non-current liabilities	46,394,000		70,595,000			7,280
Total liabilities	1,727,039,000		1,986,911,000			271,010
Net revenues
-Third party customers	14,350,000	$ 2,252	14,350,000
Noet profit/(loss)	(14,261,000)	(2,238)	(73,123,000)	(52,705,000)
Net cash provided by /(used in) operating activities	76,815,000	12,054	82,601,000	108,944,000
Net cash used in investing activities	(26,164,000)	(4,106)	(52,336,000)	(35,678,000)
Net cash used in financing activities	(28,449,000)	(4,464)	(41,467,000)	¥ (78,452,000)
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents	12,775,000		2,407,000			2,005
Restricted cash	5,867,000		8,463,000			921
Accounts receivable (net of allowance for doubtful accounts of RMB75,225 and RMB80,556 (US$12,641) as of December 31, 2020 and 2021, respectively)	14,509,000		51,074,000			2,277
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	80,556,000		75,225,000			12,641
Prepaid expenses and other current assets, net	39,864,000		39,664,000			6,255
Amounts due from inter-companies	248,628,000		270,245,000			39,015
Total current assets	321,643,000		371,853,000			50,473
Non-current assets:
Property and equipment, net			2,000
Long term investments	10,103,000		10,103,000			1,585
Operating lease right-of-use asset	3,400,000		5,814,000			534
Long term deposits and other non-current assets	122,000		128,000			19
Total non-current assets	13,625,000		16,047,000			2,138
TOTAL ASSETS	335,268,000		387,900,000			52,611
Current liabilities:
Accounts payable	232,662,000		257,499,000			36,510
Accrued employee benefits	20,355,000		22,367,000			3,194
Accrued expenses and other payables	58,121,000		48,883,000			9,120
Income tax payable	10,812,000		12,196,000			1,697
Amounts due to inter-companies	469,183,000		465,151,000			73,625
Current portion of operating lease liability	2,565,000		2,372,000			403
Total current liabilities	793,698,000		808,468,000			124,549
Non-current liabilities:
Non-current portion of operating lease liabilities	905,000		3,470,000			142
Deferred government grant	14,350,000		14,350,000			2,252
Other noncurrent liabilities			9,210,000
Total non-current liabilities	15,255,000		27,030,000			2,394
Total liabilities	808,953,000		835,498,000			$ 126,943
Net revenues
-Third party customers	63,038,000	9,892	243,224,000		¥ 287,653,000
-Inter-companies	16,082,000	2,523	30,670,000		532,766,000
Noet profit/(loss)	¥ (26,087,000)	$ (4,094)	¥ 9,718,000		¥ 60,994,000